UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS UTILITY FUND, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 99.6%
GAS UTILITIES 7.4%
AGL Resources	26,996	$985,354
Equitable Resources	66,720	2,333,866
Questar Corp.	15,639	1,278,801
Southern Union Co.	65,300	1,724,573
		6,322,594
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 15.8%
Duke Energy Corp.	242,852	7,334,130
TXU Corp.	98,680	6,169,474
		13,503,604
OIL & GAS REFINING & MARKETING 1.6%
Duke Energy Income Fund, 144A(a),(b)	30,000	324,491
Duke Energy Income Fund, 144A(a),(b)	23,000	248,776
Duke Energy Income Fund(b)	22,400	242,287
Williams Partners LP	15,900	573,831
		1,389,385
OIL & GAS STORAGE & TRANSPORTATION 1.1%
DCP Midstream Partners LP	16,500	462,000
Williams Cos. (The)	18,300	436,821
		898,821

	Number
	of Shares	Value
UTILITIES 73.7%
ELECTRIC UTILITIES 54.1%
Allegheny Energy(b)	32,000	$1,285,440
Cleco Corp.	12,300	310,452
DPL	68,700	1,863,144
E.ON AG (ADR)	47,226	1,873,455
Edison International	79,640	3,316,210
El Paso Electric Co.(b)	94,200	2,104,428
Entergy Corp.	66,554	5,206,520
Exelon Corp.	138,533	8,386,788
FirstEnergy Corp.	95,755	5,348,874
FPL Group	104,986	4,724,370
ITC Holdings Corp.	56,200	1,753,440
Northeast Utilities	40,800	949,416
PPL Corp.	100,178	3,295,856
Scottish and Southern Energy PLC	25,879	638,631
Scottish Power PLC (ADR)	7,364	357,596
Sierra Pacific Resources(b)	108,100	1,550,154
Southern Co.	87,924	3,029,861
TECO Energy	14,400	225,360
		46,219,995

		Number
		of Shares	Value

MULTI UTILITIES 19.6%
Ameren Corp.		46,644	$2,462,337
Aquila(b)		184,600	799,318
CEZ AS		33,721	1,197,706
CMS Energy Corp.(b)		120,600	1,741,464
Dominion Resources		1,844	141,048
NiSource		14,000	304,360
NSTAR		39,387	1,313,950
PG&E Corp.		103,807	4,323,561
Public Service Enterprise Group		20,143	1,232,550
RWE AG		6,361	586,807
Sempra Energy		12,468	626,517
Vectren Corp.		20,300	545,055
Xcel Energy		69,903	1,443,497
			16,718,170
TOTAL UTILITIES			62,938,165
TOTAL COMMON STOCK (Identified cost—$68,935,640)			85,052,569

TOTAL INVESTMENTS (Identified cost—$68,935,640)	99.6%		85,052,569

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%		354,414

NET ASSETS	100.0%		$85,406,983

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

(a) Resale is restricted to qualified institutional investors; aggregate holdings equal 0.7% of net assets.

(b) Non-income producing security.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 20, 2006